Cover	Mar. 01, 2022	Feb. 28, 2022
Cover [Abstract]
Document Type		8-K
Entity Registrant Name		BGSF, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36704
Entity Tax Identification Number		26-0656684
Entity Address, Address Line One		5850 Granite Parkway, Suite 730
Entity Address, City or Town		Plano
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75024
City Area Code		972
Local Phone Number		692-2400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security	Common Stock
Trading Symbol	BGSF
Security Exchange Name	NYSE
Entity Central Index Key		0001474903
Amendment Flag		false
Document Period End Date		Mar. 21, 2022